PRINCIPAL ACTIVITIES AND ORGANIZATION - Principal subsidiaries and consolidated VIEs (Details)	Dec. 31, 2021	Apr. 30, 2020
Mrfresh Limited
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of beneficial ownership	100.00%	92.00%
Missfresh HK Limited
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of beneficial ownership	100.00%
Jinan Missfresh Bianligou Network Technology Co Ltd
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of beneficial ownership	100.00%
Changshu Missfresh E-Commerce Co Ltd
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of beneficial ownership	100.00%
Beijing Missfresh E-Commerce Co Ltd
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of beneficial ownership	100.00%
Beijing Missfresh Bianligou E-Commerce Co Ltd
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of beneficial ownership	100.00%
Qingdao Missfresh Ecommerce Co., Ltd.
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of beneficial ownership	100.00%